Liabilities Related to Business Combinations and to Non-Controlling Interests - Summary of Movements in Liabilities Related to Business Combinations and to Non-Controlling Interests (Paranthetical) (Details) - EUR (€)
€ in Millions
	Jun. 30, 2025	[1],[2]	Jan. 01, 2025	Dec. 31, 2024 [2]
Disclosure of contingent liabilities in business combination [abstract]
Non-current portion	€ 564		€ 569	€ 569
Current portion	€ 0		€ 72	€ 72

[1]	As of January 1, 2025, this comprised a non-current portion of €569 million and a current portion of €72 million.
[2]	These unaudited condensed half year consolidated financial statements as of June 30, 2025 should be read in conjunction with Sanofi’s audited consolidated financial statements as of December 31, 2024.